Equity - Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of available for sale financial assets [line items]
Equity	$ 874	$ 77,711	$ 69,087	$ 94,445
Net income	72	2,827	(17,371)
Financial instruments at fair value through other comprehensive income	41,668	(166,448)	(8,235)
Exchange differences	(79,139)	59,221	(71,771)
Defined benefit obligation	2,309	3,409	(3)
Deferred Tax	(5,769)	7,744	(23,018)
Comprehensive income	(130)	8,624	(25,358)
Debt instruments issued	$ 6,547,807	$ 5,609,795
Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	100.00%	100.00%
Helm Corredor de Seguros S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	99.987%	79.985%
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	100.00%	100.00%
Non controlling Interest [Member]
Disclosure of available for sale financial assets [line items]
Equity	$ 874	$ 77,711
Net income	72	2,827
Financial instruments at fair value through other comprehensive income	93	(3,474)	$ (3,905)
Financial instruments at fair value through other comprehensive income	93	(3,410)
Exchange differences	(238)	8,189
Effect hedge Accounting Foreign Investment	(32)	1,817
Cash Flow hedges	(21)	(3,051)
Defined benefit obligation	15	440
Deferred Tax	(19)	1,876
Other comprehensive income	(202)	5,797
Comprehensive income	$ (130)	$ 8,624
Non controlling Interest [Member] | Itau Corredores de Seguros Colombia S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	0.013%
Non controlling Interest [Member] | Itau Corpbanca Colombia S.A. y filiales [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	0.538%	12.90%	20.015%
Equity	$ 874	$ 77,225	$ 404
Net income	72	2,753	(33)
Financial instruments at fair value through other comprehensive income	93	(3,474)
Exchange differences	(238)	8,189
Effect hedge Accounting Foreign Investment	(32)	1,817
Cash Flow hedges	(21)	(3,051)
Defined benefit obligation	15	440
Deferred Tax	(19)	1,876
Other comprehensive income	(202)	5,797
Comprehensive income	(130)	$ 8,550	$ (33)
Non controlling Interest [Member] | Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling		20.015%	12.90%
Equity		$ 486	$ 68,683
Net income		74	(17,338)
Financial instruments at fair value through other comprehensive income			(3,859)
Exchange differences			(7,602)
Cash Flow hedges			2,117
Defined benefit obligation			1,629
Deferred Tax			(272)
Other comprehensive income			(7,987)
Comprehensive income		74	(25,325)
Non controlling Interest [Member] | Itau Corpbanca Corredores de Bolsa Limitada [member]
Disclosure of available for sale financial assets [line items]
Equity			69,087
Net income			(17,371)
Financial instruments at fair value through other comprehensive income			(3,859)
Exchange differences			(7,602)
Cash Flow hedges			2,117
Defined benefit obligation			1,629
Deferred Tax			(272)
Other comprehensive income			(7,987)
Comprehensive income			(25,358)
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Equity		52
Debt instruments issued	$ 93	$ 3,807
Debt instrument losses			678
Equity instrument gains			$ 274